                                                                   AMERICAN LIFE


                             SEPARATE ACCOUNT NO. 3

                               SEMI-ANNUAL REPORT

                                       &

                             SEMI-ANNUAL REPORTS OF

                    MUTUAL OF AMERICA INVESTMENT CORPORATION

                     SCUDDER VARIABLE LIFE INVESTMENT FUND

                 AMERICAN CENTURY VP CAPITAL APPRECIATION FUND

                       CALVERT SOCIAL BALANCED PORTFOLIO

           FIDELITY INVESTMENTS(R) VARIABLE INSURANCE PRODUCTS
                                     FUND:
                            EQUITY-INCOME PORTFOLIO

              FIDELITY INVESTMENTS(R) VARIABLE INSURANCE PRODUCTS
                                    FUND II:
                    CONTRAFUND AND ASSET MANAGER PORTFOLIOS

                                 JUNE 30, 1998

   This report is not to be construed as an offering for sale of any Variable Policy. No offering is made except in conjunction with a prospectus which must precede or accompany this report.

                THE AMERICAN LIFE INSURANCE COMPANY OF NEW YORK

                            SEPARATE ACCOUNT NO. 3
                              SEMI-ANNUAL REPORT
                                 JUNE 30, 1998

Dear Policyowner:

  We are pleased to send you the 1998 Semi-Annual Report of American Life's Separate Account No. 3. This Account, which commenced operations in late 1994, is an investment vehicle for owners of our Variable Universal Life policies. Separate Account No. 3 consists of sixteen distinct funds. Each invests in shares of one of eight funds of Mutual of America Investment Corporation ("Investment Company"): the Money Market, All America, Equity Index, Bond, Short-Term Bond, Mid-Term Bond, Composite and Aggressive Equity Funds; three portfolios of Scudder Variable Life Investment Fund ("Scudder"): The Bond, Capital Growth and International Portfolios; the VP Capital Appreciation Fund of American Century Variable Portfolios, Inc. ("American Century"); the Calvert Social Balanced Portfolio of Calvert Variable Series, Inc. (formerly, Acacia Capital Corporation's Calvert Responsibly Invested Balanced Portfolios) ("Calvert"); the Equity-Income Portfolio of Fidelity Investments Variable Insurance Products Fund ("Fidelity VIP"); and the Contrafund and Asset Manager Portfolios of Fidelity Investments Variable Insurance Products Fund II ("Fidelity VIP II").

  Each of the Funds of Separate Account No. 3 owns shares in a similarly named fund of the Investment Company, portfolio of Scudder, fund of American Century, portfolio of Calvert, portfolio of Fidelity VIP and portfolio of Fidelity VIP II. The investment results of each of the funds of Separate Account No. 3 are based on the performance of the corresponding funds or portfolios of the Investment Company, Scudder, American Century, Calvert, Fidelity VIP and Fidelity VIP II.

  The Separate Account funds invest in funds and portfolios which have the following investment objectives:

  THE INVESTMENT COMPANY MONEY MARKET FUND: This Fund seeks to obtain high current income to the extent consistent with the maintenance of liquidity, investment quality and stability of capital through investments in money market instruments and other short-term debt securities.

  THE INVESTMENT COMPANY ALL AMERICA FUND: The investment objective for approximately 60% of the assets of this Fund (the "Indexed Assets") is to provide investment results that, to the extent practical, correspond to the performance of the Standard & Poor's 500 Composite Index. The Indexed Assets are invested in the same manner as the Equity Index Fund described below. The investment objective for the remaining approximately 40% of the assets (the "Active Assets") is to achieve a high level of total return, through both appreciation of capital and, to a lesser extent, current income, by means of a diversified portfolio of securities that may include common stocks, securities convertible into common stocks, bonds and money market instruments.

  THE INVESTMENT COMPANY EQUITY INDEX FUND: This Fund seeks to duplicate, as closely as possible, the investment performance of the Standard & Poor's 500 Composite Index ("S&P 500") by investing in approximately 500 publicly traded stocks that comprise the S&P 500 ("Standard & Poor's 500", "S&P" and "S&P 500" are trademarks of Standard & Poor's Corporation.)

  THE INVESTMENT COMPANY BOND FUND: This Fund seeks a high level of current income, together with preservation of capital, through investments in such securities as U.S. Government, corporate and other notes and bonds.

  THE INVESTMENT COMPANY SHORT-TERM BOND FUND: This Fund seeks a high level of current income, together with preservation of capital, through investments in such securities as U.S. Government, corporate and other notes and bonds with an average maturity of one to three years.

  THE INVESTMENT COMPANY MID-TERM BOND FUND: This Fund seeks a high level of current income, together with preservation of capital, through investments in such securities as U.S. Government, corporate and other notes and bonds with an average maturity of three to seven years.

  THE INVESTMENT COMPANY COMPOSITE FUND: This Fund seeks a high total rate of return on investments, through both appreciation of capital and current income, through investments in a diversified portfolio of common stocks, bonds and money market instruments.

                                       I

  THE INVESTMENT COMPANY AGGRESSIVE EQUITY FUND: The investment objective for approximately half of the assets of the Fund is to achieve capital appreciation by investing in companies believed to possess above-average growth potential. Growth can be in the areas of earnings or gross sales which can be measured in either dollars or in unit volume. The investment objective for the other half of the assets of the Fund is to achieve capital appreciation by investing in companies believed to possess valuable assets or whose securities are undervalued in the marketplace in relation to factors such as a company's assets, earnings or growth potential.

  THE SCUDDER BOND PORTFOLIO: This Portfolio seeks a high level of income consistent with the prudent investment of capital through a flexible investment program emphasizing high-grade bonds.

  THE SCUDDER CAPITAL GROWTH PORTFOLIO: This Portfolio seeks to maximize long-term capital growth by investing primarily in common stocks of medium-to-large sized U.S. companies. The Portfolio seeks to keep the value of its shares more stable than other capital growth mutual funds. While current income is not a stated objective of the Portfolio, many of the Portfolio's securities may provide regular dividends, which are also expected to grow over time.

  THE SCUDDER INTERNATIONAL PORTFOLIO: This Portfolio seeks long-term growth of capital primarily through a diversified portfolio of foreign equity securities.

  VP CAPITAL APPRECIATION FUND: This Fund seeks capital growth over time by investing primarily in common stocks that are considered by management to have better-than-average prospects for appreciation.

  THE CALVERT SOCIAL BALANCED PORTFOLIO (FORMERLY, CALVERT RESPONSIBLY INVESTED BALANCED PORTFOLIO): This Portfolio seeks a total return above the rate of inflation through an actively managed portfolio of stocks, bonds and money market instruments selected with a concern for the social impact of each investment.

  THE FIDELITY VIP EQUITY-INCOME PORTFOLIO: This Portfolio seeks reasonable income by investing primarily in income-producing equity securities while also considering the potential for capital appreciation. The Portfolio also seeks to achieve a yield that exceeds the composite yield on the securities comprising the S&P 500.

  THE FIDELITY VIP II CONTRAFUND PORTFOLIO: This Portfolio seeks long-term capital appreciation by investing primarily in a broad variety of common stocks using both growth-oriented and contrarian disciplines.

  THE FIDELITY VIP II ASSET MANAGER PORTFOLIO: This Portfolio seeks high long-term return with reduced risk by using a broadly diversified mix of stocks, bonds and short-term fixed-income investments.

  For the six months ended June 30, 1998, the following total returns were experienced in these sixteen Separate Account funds:

     Investment Company Money Market Fund(1)............................. + 1.6%
     Investment Company All America Fund................................. +13.1%
     Investment Company Equity Index Fund................................ +16.2%
     Investment Company Bond Fund........................................ + 2.8%
     Investment Company Short-Term Bond Fund............................. + 1.6%
     Investment Company Mid-Term Bond Fund............................... + 2.0%
     Investment Company Composite Fund................................... + 8.6%
     Investment Company Aggressive Equity Fund........................... + 0.2%
     Scudder Bond Fund................................................... + 2.4%
     Scudder Capital Growth Fund......................................... +14.6%
     Scudder International Fund.......................................... +19.3%
     American Century VP Capital Appreciation Fund....................... - 0.1%
     Calvert Social Balanced Fund........................................ + 8.9%
     Fidelity VIP Equity-Income Fund..................................... + 9.4%
     Fidelity VIP II Contrafund.......................................... +15.5%
     Fidelity VIP II Asset Manager Fund.................................. + 8.1%

    -------
    (1) The current seven-day net annualized yield as of 8/18/98 was 3.19% and is not necessarily indicative of future actual yields.

                                      II

  Total return is equal to the changes in the value of a unit of participation in a fund from the beginning to the end of the specified period. It reflects investment income earned and reinvested plus the changes in the market value (whether realized or unrealized) of the securities in the respective fund or portfolio of the Investment Company, Scudder, American Century, Calvert or Fidelity during the indicated period. Results are net of all charges, including a monthly service charge (assessed against an average account balance for all policyowners) based upon a hypothetical $1,000 invested at the beginning of the period. These returns are not guaranteed and are not necessarily indicative of the future investment performance of the particular fund. Withdrawals and contributions made within a period would experience different rates of return based on the respective unit values on the dates of such transactions.

  This report includes financial statements for each fund of Separate Account No. 3. Following this report are the financial statements for each similarly named fund of the Investment Company, portfolios of Scudder, fund of American Century, portfolio of Calvert and portfolios of Fidelity VIP and VIP II.

  I hope you will find this report helpful and informative.

                                      Sincerely,

                                      /s/ Manfred Altstadt
                                      Manfred Altstadt
                                      Senior Executive Vice President and
                                       Chief Financial Officer,
                                      The American Life Insurance Company of
                                       New York

                                      III

                                    CONTENTS

                                                                          PAGE
                                                                          ----
SEMI-ANNUAL REPORT OF AMERICAN LIFE SEPARATE ACCOUNT NO. 3...............   I
 Statement of Assets and Liabilities.....................................   V
 Statement of Operations................................................. VII
 Statements of Changes in Net Assets.....................................  IX
 Notes to Financial Statements........................................... XII

SEMI-ANNUAL REPORT OF MUTUAL OF AMERICA INVESTMENT CORPORATION...........   1
 President's Message.....................................................   1
 Portfolio Management Discussions........................................   2
 Portfolio of Investments in Securities:
   Money Market Fund.....................................................   9
   All America Fund......................................................  10
   Equity Index Fund.....................................................  19
   Bond Fund.............................................................  25
   Short-Term Bond Fund..................................................  28
   Mid-Term Bond Fund....................................................  30
   Composite Fund........................................................  32
   Aggressive Equity Fund................................................  37
 Statement of Assets and Liabilities.....................................  39
 Statement of Operations.................................................  40
 Statements of Changes in Net Assets.....................................  41
 Financial Highlights....................................................  43
 Notes to Financial Statements...........................................  49

SEMI-ANNUAL REPORT OF SCUDDER VARIABLE LIFE INVESTMENT FUND

SEMI-ANNUAL REPORT OF VP CAPITAL APPRECIATION FUND OF AMERICAN CENTURY
 VARIABLE PORTFOLIOS, INC.

SEMI-ANNUAL REPORT OF CALVERT SOCIAL BALANCED PORTFOLIO OF CALVERT
 VARIABLE SERIES, INC.

SEMI-ANNUAL REPORT OF FIDELITY INVESTMENTS VARIABLE INSURANCE PRODUCTS
 FUND: EQUITY-INCOME PORTFOLIO

SEMI-ANNUAL REPORT OF FIDELITY INVESTMENTS VARIABLE INSURANCE PRODUCTS
 FUND II: CONTRAFUND PORTFOLIO

SEMI-ANNUAL REPORT OF FIDELITY INVESTMENTS VARIABLE INSURANCE PRODUCTS
 FUND II: ASSET MANAGER PORTFOLIO

                                       IV

                      AMERICAN LIFE SEPARATE ACCOUNT NO. 3
                      STATEMENT OF ASSETS AND LIABILITIES
                           JUNE 30, 1998 (UNAUDITED)

                                            INVESTMENT COMPANY
                             -------------------------------------------------
                             MONEY MARKET ALL AMERICA EQUITY INDEX    BOND
                                 FUND        FUND         FUND        FUND
                             ------------ ----------- ------------ -----------
Assets:
Investments in Mutual of
 America Investment
 Corporation at market value
 (Cost:
 Money Market Fund--$4,695
 All America Fund--$665,683
 Equity Index Fund--$209,975
 Bond Fund--$26,689)
 (Notes 1 and 2)............    $4,671     $770,998     $259,703    $ 27,385
Due From (To) General
 Account....................        31          632          620          64
                                ------     --------     --------    --------
Net Assets..................    $4,702     $771,630     $260,323    $ 27,449
                                ======     ========     ========    ========
Unit Value at June 30, 1998
 (Note 5)...................    $ 1.99     $   7.68     $   2.63    $   3.10
                                ======     ========     ========    ========
Number of Units Outstanding
 at June 30, 1998 (Note 5)..     2,361      100,459       98,808       8,867
                                ======     ========     ========    ========
                                            INVESTMENT COMPANY
                             -------------------------------------------------
                                                                   AGGRESSIVE-
                              SHORT-TERM   MID-TERM    COMPOSITE     EQUITY
                              BOND FUND    BOND FUND      FUND        FUND
                             ------------ ----------- ------------ -----------
Assets:
Investments in Mutual of
 America Investment
 Corporation at market value
 (Cost:
 Short-Term Bond Fund--
  $2,334
 Mid-Term Bond Fund--$2,273
 Composite Fund--$475,104
 Aggressive Equity Fund--
  $291,310)
 (Notes 1 and 2)............    $2,342     $  2,273     $464,986    $286,428
Due From (To) General
 Account....................       --            (3)          41         314
                                ------     --------     --------    --------
Net Assets..................    $2,342     $  2,270     $465,027    $286,742
                                ======     ========     ========    ========
Unit Value at June 30, 1998
 (Note 5)...................    $ 1.22     $   1.29     $   4.76    $   2.17
                                ======     ========     ========    ========
Number of Units Outstanding
 at June 30, 1998 (Note 5)..     1,924        1,758       97,746     132,278
                                ======     ========     ========    ========


   The accompanying notes are an integral part of these financial statements.

                                       V

                      AMERICAN LIFE SEPARATE ACCOUNT NO. 3
                      STATEMENT OF ASSETS AND LIABILITIES
                           JUNE 30, 1998 (UNAUDITED)

                                                           AMERICAN
                                     SCUDDER               CENTURY    CALVERT
                          ------------------------------ ------------ --------
                                  CAPITAL                 VP CAPITAL   SOCIAL
                           BOND    GROWTH  INTERNATIONAL APPRECIATION BALANCED
                           FUND     FUND       FUND          FUND       FUND
                          ------  -------- ------------- ------------ --------
Assets:
Investments in Scudder
 Portfolios, American
 Century VP Capital
 Appreciation Fund and
 Calvert Social Balanced
 Portfolio at market
 value
 (Cost:
 Scudder Bond Fund--
  $  8,229
 Scudder Capital Growth
  Fund--$534,888
 Scudder International
  Fund--$170,059
 American Century VP
  Capital
  Appreciation Fund--
  $106,333
 Calvert Social Balanced
  Fund--$ 41,464)
 (Notes 1 and 2)......... $5,916  $582,445   $140,539      $93,137    $36,707
Due From (To) General
 Account.................    (18)      449        (35)          72        168
                          ------  --------   --------      -------    -------
Net Assets............... $5,898  $582,894   $140,504      $93,209    $36,875
                          ======  ========   ========      =======    =======
Unit Value at June 30,
 1998 (Note 5)........... $12.72  $  34.14   $  17.35      $ 11.08    $  2.90
                          ======  ========   ========      =======    =======
Number of Units
 Outstanding at June 30,
 1998 (Note 5)...........    464    17,074      8,099        8,415     12,722
                          ======  ========   ========      =======    =======

                                                         FIDELITY
                                           ------------------------------------
                                                VIP       VIP II     VIP II
                                           EQUITY-INCOME  CONTRA  ASSET MANAGER
                                               FUND        FUND       FUND
                                           ------------- -------- -------------
Assets:
Investments in Fidelity Portfolios at
 market value
 (Cost:
 VIP Equity-Income Fund--$222,057
 VIP II Contra Fund--$306,149
 VIP II Asset Manager Fund--$145,198)
 (Notes 1 and 2)..........................   $211,745    $318,279   $133,675
Due From (To) General Account.............         67       1,565     (1,476)
                                             --------    --------   --------
Net Assets................................   $211,812    $319,844   $132,199
                                             ========    ========   ========
Unit Value at June 30, 1998 (Note 5)......   $  30.52    $  23.63   $  22.97
                                             ========    ========   ========
Number of Units Outstanding at June 30,
 1998 (Note 5)............................      6,940      13,537      5,755
                                             ========    ========   ========


   The accompanying notes are an integral part of these financial statements.

                                       VI

                      AMERICAN LIFE SEPARATE ACCOUNT NO. 3
                            STATEMENT OF OPERATIONS
               FOR THE SIX MONTHS ENDED JUNE 30, 1998 (UNAUDITED)

                                            INVESTMENT COMPANY
                          -------------------------------------------------------
                          MONEY MARKET ALL AMERICA EQUITY INDEX       BOND
                              FUND        FUND         FUND           FUND
                          ------------ ----------- ------------ -----------------
Investment Income and
 Expenses:
Income (Notes 1 and 4):
 Dividends..............     $ --        $   --      $   --          $   --
                             -----       -------     -------         -------
 Total income...........       --            --          --              --
                             -----       -------     -------         -------
Expenses (Note 3):
 Fees and Administrative
  Expenses..............        25         4,120       1,284             150
                             -----       -------     -------         -------
Total Expenses..........        25         4,120       1,284             150
                             -----       -------     -------         -------
Net Investment Income
 (Loss).................       (25)       (4,120)     (1,284)           (150)
                             -----       -------     -------         -------
Net Realized and
 Unrealized Gain (Loss)
 on Investments (Note
 1):
 Net realized gain
  (loss) on investments.       (13)          852       1,194              40
 Net unrealized
  appreciation
  (depreciation) of
  investments...........       120        84,724      31,441             900
                             -----       -------     -------         -------
Net Realized and
 Unrealized Gain (Loss)
 on Investments.........       107        85,576      32,635             940
                             -----       -------     -------         -------
Net Increase (Decrease)
 in Net Assets Resulting
 From Operations........     $  82       $81,456     $31,351         $   790
                             =====       =======     =======         =======
                                            INVESTMENT COMPANY
                          -------------------------------------------------------
                           SHORT-TERM   MID-TERM    COMPOSITE   AGGRESSIVE EQUITY
                           BOND FUND    BOND FUND      FUND           FUND
                          ------------ ----------- ------------ -----------------
Investment Income and
 Expenses:
Income (Notes 1 and 4):
 Dividends..............     $ --        $   --      $   --          $   --
                             -----       -------     -------         -------
 Total income...........       --            --          --              --
                             -----       -------     -------         -------
Expenses (Note 3):
 Fees and Administrative
  Expenses..............        13            12       2,570           1,571
                             -----       -------     -------         -------
Total Expenses..........        13            12       2,570           1,571
                             -----       -------     -------         -------
Net Investment Income
 (Loss).................       (13)          (12)     (2,570)         (1,571)
                             -----       -------     -------         -------
Net Realized and
 Unrealized Gain (Loss)
 on Investments (Note
 1):
 Net realized gain on
  investments...........        (1)          (15)     (1,253)            123
 Net unrealized
  appreciation
  (depreciation) of
  investments...........        57            76      38,913           1,739
                             -----       -------     -------         -------
Net Realized and
 Unrealized Gain (Loss)
 on Investments.........        56            61      37,660           1,862
                             -----       -------     -------         -------
Net Increase (Decrease)
 in Net Assets Resulting
 From Operations........     $  43       $    49     $35,090         $   291
                             =====       =======     =======         =======

   The accompanying notes are an integral part of these financial statements.

                                      VII

                      AMERICAN LIFE SEPARATE ACCOUNT NO. 3
                            STATEMENT OF OPERATIONS
               FOR THE SIX MONTHS ENDED JUNE 30, 1998 (UNAUDITED)

                                                             AMERICAN
                                         SCUDDER             CENTURY    CALVERT
                                -------------------------- ------------ --------
                                     CAPITAL                VP CAPITAL   SOCIAL
                                BOND GROWTH  INTERNATIONAL APPRECIATION BALANCED
                                FUND  FUND       FUND          FUND       FUND
                                ---- ------- ------------- ------------ --------
Investment Income and
 Expenses:
Income (Notes 1 and 4):
 Dividends....................  $159 $26,538    $14,958      $ 4,170     $  --
                                ---- -------    -------      -------     ------
 Total income.................   159  26,538     14,958        4,170        --
                                ---- -------    -------      -------     ------
Expenses (Note 3):
 Fees and Administrative
  Expenses....................    31   3,153        757          451        188
                                ---- -------    -------      -------     ------
Total Expenses................    31   3,153        757          451        188
                                ---- -------    -------      -------     ------
Net Investment Income (Loss)..   128  23,385     14,201        3,719       (188)
                                ---- -------    -------      -------     ------
Net Realized and Unrealized
 Gain on Investments (Note 1):
 Net realized gain (loss) on
  investments.................   --   10,360      4,632         (194)     2,548
 Net unrealized appreciation
  (depreciation) of
  investments.................    12  35,234      3,103       (3,602)       339
                                ---- -------    -------      -------     ------
Net Realized and Unrealized
 Gain (Loss) on Investments...    12  45,594      7,735       (3,796)     2,887
                                ---- -------    -------      -------     ------
Net Increase (Decrease) in Net
 Assets Resulting From
 Operations...................  $140 $68,979    $21,936      $   (77)    $2,699
                                ==== =======    =======      =======     ======

                                                              FIDELITY
                                                       -----------------------
                                                         VIP   VIP II  VIP II
                                                       EQUITY-          ASSET
                                                       INCOME  CONTRA  MANAGER
                                                        FUND    FUND    FUND
                                                       ------- ------- -------
Investment Income and Expenses:
Income (Notes 1 and 4):
 Dividends............................................ $10,380 $14,074 $12,953
                                                       ------- ------- -------
 Total income.........................................  10,380  14,074  12,953
                                                       ------- ------- -------
Expenses (Note 3):
 Fees and Administrative Expenses.....................   1,038   1,535     632
                                                       ------- ------- -------
Total Expenses........................................   1,038   1,535     632
                                                       ------- ------- -------
Net Investment Income (Loss)..........................   9,342  12,539  12,321
                                                       ------- ------- -------
Net Realized and Unrealized Gain on Investments (Note
 1):
 Net realized gain (loss) on investments..............   3,521  18,325   2,904
 Net unrealized appreciation (depreciation) of
  investments.........................................   3,493   9,020  (6,119)
                                                       ------- ------- -------
Net Realized and Unrealized Gain (Loss) on
 Investments..........................................   7,014  27,345  (3,215)
                                                       ------- ------- -------
Net Increase (Decrease) in Net Assets Resulting From
 Operations........................................... $16,356 $39,884 $ 9,106
                                                       ======= ======= =======

   The accompanying notes are an integral part of these financial statements.

                                      VIII

                      AMERICAN LIFE SEPARATE ACCOUNT NO. 3
                      STATEMENTS OF CHANGES IN NET ASSETS

                                                         INVESTMENT COMPANY
                          --------------------------------------------------------------------------------
                              MONEY MARKET FUND           ALL AMERICA FUND          EQUITY INDEX FUND
                          -------------------------- -------------------------- --------------------------
                           FOR THE SIX    FOR THE     FOR THE SIX    FOR THE     FOR THE SIX    FOR THE
                          MONTHS ENDED   YEAR ENDED  MONTHS ENDED   YEAR ENDED  MONTHS ENDED   YEAR ENDED
                          JUNE 30, 1998 DECEMBER 31, JUNE 30, 1998 DECEMBER 31, JUNE 30, 1998 DECEMBER 31,
                           (UNAUDITED)      1997      (UNAUDITED)      1997      (UNAUDITED)      1997
                          ------------- ------------ ------------- ------------ ------------- ------------
Increase (Decrease) in
 Net Assets:
From Operations:
 Net investment income
  (loss)................     $  (25)      $   187      $ (4,120)     $ 62,482     $ (1,284)     $  1,984
 Net realized gain
  (loss) on investments.        (13)           (1)          852         8,270        1,194         3,540
 Net Unrealized
  appreciation
  (depreciation) of
  investments...........        120          (101)       84,724        10,051       31,441        22,798
                             ------       -------      --------      --------     --------      --------
Net Increase (Decrease)
 in net assets resulting
 from operations........         82            85        81,456        80,803       31,351        28,322
                             ------       -------      --------      --------     --------      --------
From Unit Transactions:
 Contributions..........      2,894         5,245       149,028       192,506       81,071       113,705
 Withdrawals............        --           (116)       (4,318)      (16,643)      (2,147)       (8,950)
 Net Transfers..........     (1,700)       (2,616)       (3,591)       77,078      (11,444)      (17,582)
                             ------       -------      --------      --------     --------      --------
Net Increase (Decrease)
 from unit transactions.      1,194         2,513       141,119       252,941       67,480        87,173
                             ------       -------      --------      --------     --------      --------
Net Increase (Decrease)
 in Net Assets..........      1,276         2,598       222,575       333,744       98,831       115,495
Net Assets:
Beginning of Period/Year
 .......................      3,426           828       549,055       215,311      161,492        45,997
                             ------       -------      --------      --------     --------      --------
End of Period/Year......     $4,702       $ 3,426      $771,630      $549,055     $260,323      $161,492
                             ======       =======      ========      ========     ========      ========

                                                         INVESTMENT COMPANY
                          --------------------------------------------------------------------------------
                                                             SHORT-TERM                  MID-TERM
                                  BOND FUND                  BOND FUND                     FUND
                          -------------------------- -------------------------- --------------------------
                           FOR THE SIX    FOR THE     FOR THE SIX    FOR THE     FOR THE SIX    FOR THE
                          MONTHS ENDED   YEAR ENDED  MONTHS ENDED   YEAR ENDED  MONTHS ENDED   YEAR ENDED
                          JUNE 30, 1998 DECEMBER 31, JUNE 30, 1998 DECEMBER 31, JUNE 30, 1998 DECEMBER 31,
                           (UNAUDITED)      1997      (UNAUDITED)      1997      (UNAUDITED)      1997
                          ------------- ------------ ------------- ------------ ------------- ------------
Increase (Decrease) in
 Net Assets:
From Operations:
 Net investment income
  (loss)................     $  (150)     $  1,163      $   (13)     $    93       $   (12)     $    92
 Net realized gain
  (loss) on investments.          40            53           (1)          15           (15)         (65)
 Net Unrealized
  appreciation
  (depreciation) of
  investments...........         900           527           57          (12)           76           59
                             -------      --------      -------      -------       -------      -------
Net Increase (Decrease)
 in net assets resulting
 from operations........         790         1,743           43           96            49           86
                             -------      --------      -------      -------       -------      -------
From Unit Transactions:
 Contributions..........      12,093        25,566          662        1,200         1,869        3,609
 Withdrawals............        (238)       (1,237)         --          (234)          --           --
 Net Transfers..........      (6,784)      (13,385)        (187)        (272)       (1,379)      (2,510)
                             -------      --------      -------      -------       -------      -------
Net Increase (Decrease)
 from unit transactions.       5,071        10,944          475          694           490        1,099
                             -------      --------      -------      -------       -------      -------
Net Increase (Decrease)
 in Net Assets..........       5,861        12,687          518          790           539        1,185
Net Assets:
Beginning of
 Period/Year............      21,588         8,901        1,824        1,034         1,731          546
                             -------      --------      -------      -------       -------      -------
End of Period/Year......     $27,449      $ 21,588      $ 2,342      $ 1,824       $ 2,270      $ 1,731
                             =======      ========      =======      =======       =======      =======

   The accompanying notes are an integral part of these financial statements.

                                       IX

                      AMERICAN LIFE SEPARATE ACCOUNT NO. 3
                      STATEMENTS OF CHANGES IN NET ASSETS

                                            INVESTMENT COMPANY
                           -----------------------------------------------------
                                   COMPOSITE              AGGRESSIVE EQUITY
                                      FUND                       FUND
                           -------------------------- --------------------------
                            FOR THE SIX    FOR THE     FOR THE SIX    FOR THE
                           MONTHS ENDED   YEAR ENDED  MONTHS ENDED   YEAR ENDED
                           JUNE 30, 1998 DECEMBER 31, JUNE 30, 1998 DECEMBER 31,
                            (UNAUDITED)      1997      (UNAUDITED)      1997
                           ------------- ------------ ------------- ------------
Increase (Decrease) in
 Net Assets:
From Operations:
 Net investment income
  (loss).................    $ (2,570)     $ 74,191     $ (1,571)     $ 20,074
 Net realized gain (loss)
  on investments.........      (1,253)        2,976          123           968
 Net Unrealized
  appreciation
  (depreciation) of
  investments............      38,913       (38,603)       1,739         1,024
                             --------      --------     --------      --------
Net Increase (Decrease)
 in net assets resulting
 from operations.........      35,090        38,564          291        22,066
                             --------      --------     --------      --------
From Unit Transactions:
 Contributions...........     104,097       111,675       90,333       145,655
 Withdrawals.............      (2,107)       (4,754)      (6,701)       (5,821)
 Net Transfers...........     (18,299)       99,278      (19,330)      (24,231)
                             --------      --------     --------      --------
Net Increase (Decrease)
 from unit transactions..      83,691       206,199       64,302       115,603
                             --------      --------     --------      --------
Net Increase (Decrease)
 in Net Assets...........     118,781       244,763       64,593       137,669
Net Assets:
Beginning of Period/Year.     346,246       101,483      222,149        84,480
                             --------      --------     --------      --------
End of Period/Year.......    $465,027      $346,246     $286,742      $222,149
                             ========      ========     ========      ========

                                                              SCUDDER
                          --------------------------------------------------------------------------------
                                  BOND FUND             CAPITAL GROWTH FUND         INTERNATIONAL FUND
                          -------------------------- -------------------------- --------------------------
                           FOR THE SIX    FOR THE     FOR THE SIX    FOR THE     FOR THE SIX    FOR THE
                          MONTHS ENDED   YEAR ENDED  MONTHS ENDED   YEAR ENDED  MONTHS ENDED   YEAR ENDED
                          JUNE 30, 1998 DECEMBER 31, JUNE 30, 1998 DECEMBER 31, JUNE 30, 1998 DECEMBER 31,
                           (UNAUDITED)      1997      (UNAUDITED)      1997      (UNAUDITED)      1997
                          ------------- ------------ ------------- ------------ ------------- ------------
Increase (Decrease) in
 Net Assets:
From Operations:
 Net investment
  income(loss)..........     $   128      $   190      $ 23,385      $  9,395     $ 14,201      $    433
 Net realized gain
  (loss) on investments.         --         1,921        10,360        23,338        4,632        18,444
 Net Unrealized
  appreciation
  (depreciation) of
  investments...........          12       (1,821)       35,234        27,860        3,103       (14,970)
                             -------      -------      --------      --------     --------      --------
Net Increase (Decrease)
 in net assets resulting
 from operations........         140          290        68,979        60,593       21,936         3,907
                             -------      -------      --------      --------     --------      --------
From Unit Transactions:
 Contributions..........       3,775        7,137        92,689       118,952       17,115        35,724
 Withdrawals............        (203)         (80)       (5,871)      (13,128)        (878)       (7,350)
 Net Transfers..........      (2,017)      (4,523)       12,997       135,647       (4,375)        4,683
                             -------      -------      --------      --------     --------      --------
Net Increase (Decrease)
 from unit transactions.       1,555        2,534        99,815       241,471       11,862        33,057
                             -------      -------      --------      --------     --------      --------
Net Increase (Decrease)
 in Net Assets..........       1,695        2,824       168,794       302,064       33,798        36,964
Net Assets:
Beginning of
 Period/Year............       4,203        1,379       414,100       112,036      106,706        69,742
                             -------      -------      --------      --------     --------      --------
End of Period/Year......     $ 5,898      $ 4,203      $582,894      $414,100     $140,504      $106,706
                             =======      =======      ========      ========     ========      ========

   The accompanying notes are an integral part of these financial statements.

                                       X

                      AMERICAN LIFE SEPARATE ACCOUNT NO. 3
                      STATEMENTS OF CHANGES IN NET ASSETS

                                AMERICAN CENTURY               CALVERT
                           -------------------------- --------------------------
                                   VP CAPITAL                   SOCIAL
                               APPRECIATION FUND            BALANCED FUND
                           -------------------------- --------------------------
                            FOR THE SIX    FOR THE     FOR THE SIX    FOR THE
                           MONTHS ENDED   YEAR ENDED  MONTHS ENDED   YEAR ENDED
                           JUNE 30, 1998 DECEMBER 31, JUNE 30, 1998 DECEMBER 31,
                            (UNAUDITED)      1997      (UNAUDITED)      1997
                           ------------- ------------ ------------- ------------
Increase (Decrease) in
 Net Assets:
From Operations:
 Net investment income...     $ 3,719      $    690      $  (188)     $ 1,591
 Net realized gain (loss)
  on investments.........        (194)       (1,449)       2,548        3,885
 Net Unrealized
  appreciation
  (depreciation) of
  investments............      (3,602)       (2,436)         339       (2,620)
                              -------      --------      -------      -------
Net Increase (Decrease)
 in net assets resulting
 from operations.........         (77)       (3,195)       2,699        2,856
                              -------      --------      -------      -------
From Unit Transactions:
 Contributions...........      15,998        28,353       16,344       27,549
 Withdrawals.............        (605)       (1,802)      (1,244)      (1,511)
 Net Transfers...........      (2,483)      (11,249)      (6,768)      (8,329)
                              -------      --------      -------      -------
Net Increase (Decrease)
 from unit transactions..      12,910        15,302        8,332       17,709
                              -------      --------      -------      -------
Net Increase (Decrease)
 in Net Assets...........      12,833        12,107       11,031       20,565
Net Assets:
Beginning of Period/Year.      80,376        68,269       25,844        5,279
                              -------      --------      -------      -------
End of Period/Year.......     $93,209      $ 80,376      $36,875      $25,844
                              =======      ========      =======      =======

                                                              FIDELITY
                          --------------------------------------------------------------------------------
                                     VIP                       VIP II                     VIP II
                                EQUITY-INCOME                  CONTRA                 ASSET MANAGER
                                     FUND                       FUND                       FUND
                          -------------------------- -------------------------- --------------------------
                           FOR THE SIX    FOR THE     FOR THE SIX    FOR THE     FOR THE SIX    FOR THE
                          MONTHS ENDED   YEAR ENDED  MONTHS ENDED   YEAR ENDED  MONTHS ENDED   YEAR ENDED
                          JUNE 30, 1998 DECEMBER 31, JUNE 30, 1998 DECEMBER 31, JUNE 30, 1998 DECEMBER 31,
                           (UNAUDITED)      1997      (UNAUDITED)      1997      (UNAUDITED)      1997
                          ------------- ------------ ------------- ------------ ------------- ------------
Increase (Decrease) in
 Net Assets:
From Operations:
 Net investment income
  (loss)................    $  9,342      $  5,445     $ 12,539      $  1,652     $ 12,321      $  5,367
 Net realized gain
  (loss) on investments.       3,521        12,348       18,325         5,525        2,904         6,538
 Net Unrealized
  appreciation
  (depreciation) of
  investments...........       3,493         5,615        9,020        27,301       (6,119)         (176)
                            --------      --------     --------      --------     --------      --------
Net Increase (Decrease)
 in net assets resulting
 from operations........      16,356        23,408       39,884        34,478        9,106        11,729
                            --------      --------     --------      --------     --------      --------
From Unit Transactions:
 Contributions..........      65,189       115,463       73,352        90,026       35,704        54,797
 Withdrawals............      (2,145)       (6,744)      (4,995)       (4,539)      (1,797)       (1,606)
 Net Transfers..........     (21,251)      (30,953)     (23,717)        4,679      (11,055)      (11,456)
                            --------      --------     --------      --------     --------      --------
Net Increase (Decrease)
 from unit transactions.      41,793        77,766       44,640        90,166       22,852        41,735
                            --------      --------     --------      --------     --------      --------
Net Increase (Decrease)
 in Net Assets..........      58,149       101,174       84,524       124,644       31,958        53,464
Net Assets:
Beginning of
 Period/Year............     153,663        52,489      235,320       110,676      100,241        46,777
                            --------      --------     --------      --------     --------      --------
End of Period/Year......    $211,812      $153,663     $319,844      $235,320     $132,199      $100,241
                            ========      ========     ========      ========     ========      ========

   The accompanying notes are an integral part of these financial statements.

                                       XI

                     AMERICAN LIFE SEPARATE ACCOUNT NO. 3
                   NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1. SIGNIFICANT ACCOUNTING POLICIES AND ORGANIZATION

  Separate Account No. 3 of The American Life Insurance Company ("the Company") was established in conformity with New York Insurance Law and commenced operations on December 21, 1994 as a unit investment trust. On that date, the following American Life funds became available as investment alternatives: Money Market Fund, All America Fund, Equity Index Fund, Bond Fund, Short-Term Bond Fund, Mid-Term Bond Fund, Composite Fund, Aggressive Equity Fund, Scudder Bond Fund, Scudder Capital Growth Fund, Scudder International Fund, American Century VP Capital Appreciation Fund and Calvert Social Balanced Fund (formerly the Calvert Responsibly Invested Balanced
Fund). The American Life funds invest in a corresponding fund of Mutual of America Investment Corporation ("Investment Company"), portfolios of Scudder Variable Life Investment Fund ("Scudder"), fund of American Century Variable Portfolios Inc. ("American Century") and a corresponding fund of Calvert Social Balanced Portfolio of Calvert Variable Series, Inc. (formerly Calvert Responsibly Invested Balanced Portfolio of Acacia Capital Corporation) ("Calvert").

  On May 1, 1995, Fidelity Investments Equity-Income, Contrafund and Asset Manager Funds became available to Separate Account No. 3 as investment alternatives. The Fidelity Equity-Income Fund invests in the corresponding portfolio of Fidelity Variable Insurance Products Fund and the Contrafund and Asset Manager Funds invest in corresponding portfolios of Fidelity Variable Insurance Products Fund II (collectively, "Fidelity").

  Separate Account No. 3 was formed by the Company to support the operations of the Company's variable universal life insurance policies. The assets of Separate Account No. 3 are the property of the Company. The portion of Separate Account No. 3's assets applicable to the policies will not be charged with liabilities arising out of any other business the Company may conduct.

  The significant accounting policies of Separate Account No. 3 are as follows:

  Investment Valuation -- Investments are made in shares of the Investment Company, Scudder, American Century, Calvert and Fidelity and are valued at the reported net asset values of the respective funds and portfolios.

  Investment Transactions -- Investment transactions are recorded on the trade date. Realized gains and losses on sales of investments are determined based on the average cost of the investment sold.

  Federal Income Taxes -- Separate Account No. 3 will be treated as a part of the Company and will not be taxed separately as a "regulated investment company" under existing law. The Company is taxed as a life insurance company under the life insurance tax provisions of the Internal Revenue Code of 1986. No provision for income taxes is required in the accompanying financial statements.

2. INVESTMENTS

  The number of shares owned by Separate Account No. 3 and the respective net asset values (rounded to the nearest cent) per share at June 30, 1998 are as follows:

                                                             NUMBER OF NET ASSET
                                                              SHARES     VALUE
                                                             --------- ---------
     Investment Company Funds:
      Money Market Fund.....................................    3,866    $1.21
      All America Fund......................................  248,655     3.10
      Equity Index Fund.....................................  106,355     2.44
      Bond Fund.............................................   18,458     1.48
      Short-Term Bond Fund..................................    2,232     1.05
      Mid-Term Bond Fund....................................    2,441     0.93
      Composite Fund........................................  261,117     1.78
      Aggressive Equity Fund................................  175,846     1.63
     Scudder Portfolios:
      Bond Portfolio........................................      860     6.88
      Capital Growth Portfolio--Class "A"...................   25,749    22.62
      International Portfolio--Class "A"....................    9,477    14.83
     American Century VP Capital Appreciation Fund..........   10,015     9.29
     Calvert Social Balanced Portfolio......................   16,814     2.18

                                      XII

                     AMERICAN LIFE SEPARATE ACCOUNT NO. 3
             NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

                                                             NUMBER OF NET ASSET
                                                              SHARES     VALUE
                                                             --------- ---------
     Fidelity Portfolios:
      Equity-Income--"Initial" Class........................   8,413    $25.17
      Contrafund--"Initial" Class...........................  14,500     21.95
      Asset Manager--"Initial" Class........................   7,749     17.25

3. EXPENSES

  Administrative Fees and Expenses and Cost of Insurance -- In connection with its administrative functions, the Company deducts daily charges at an annual rate of .40% (except for American Century for which the rate charged is .20% and each Fidelity fund, for which the rate is .30%) from the value of the net assets of each fund. Monthly charges equaling the lesser of $2.00 or 1/12 of 1% of account value may also be deducted. The cost of insurance, to compensate the Company for life insurance coverage provided under the policies, is deducted monthly and reflected as net transfers in the accompanying financial statements.

  Mortality and Expense Risk Fees -- The Company assumes the risk that insureds may live for a shorter period of time than estimated for purposes of current or guaranteed cost of insurance rates; for this it deducts a mortality risk charge daily at an annual rate of .70% from the value of the net assets of each fund. An expense risk charge, deducted daily at an annual rate of .15% from the value of the net assets of each fund, compensates the Company for the risk that administrative expenses incurred are greater than estimated.

4. DIVIDENDS

  All dividend distributions are reinvested in additional shares of the respective funds or portfolios at net asset value. No dividend distributions have been declared and none have been paid by Investment Company during the first six months of 1998. It is the Investment Company's practice to declare and pay dividends at the end of the year.

  On January 28, 1998, February 25 and April 28, 1998, dividends were paid by the Scudder Bond Portfolio. The combined amount of the dividends was $159.

  On January 28, 1998, February 25, 1998 and April 28, 1998, dividends were paid by the Scudder Capital Growth Portfolio. The combined amount of the dividends was $26,538.

  On February 25, 1998, a dividend was paid by the Scudder International Portfolio. The amount of the dividend was $14,958.

  On March 13, 1998, a dividend was paid by the American Century VP Capital Appreciation Fund. The amount of the dividend was $4,170.

  On February 6, 1998, a dividend was paid by the Fidelity Equity-Income Portfolio. The amount of the dividend was $10,380.

  On February 6, 1998, a dividend was paid by the Fidelity Contrafund Portfolio. The amount of the dividend was $14,074.

  On February 6, 1998, a dividend was paid by the Fidelity Asset Manager Portfolio. The amount of the dividend was $12,953.

                                     XIII

                     AMERICAN LIFE SEPARATE ACCOUNT NO. 3
             NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

5. FINANCIAL HIGHLIGHTS

  Shown below are financial highlights for a Unit outstanding for the six months ended June 30, 1998 and for each of the previous years or, if not in existence a full year, the initial period ended December 31:

                                                    INVESTMENT COMPANY
                          -----------------------------------------------------------------------
                              MONEY MARKET FUND               ALL AMERICA FUND
                          ------------------------- -------------------------------------
                           1998   1997  1996  1995    1998    1997    1996    1995  1994
                          ------ ------ ----- ----- -------- ------- ------- ------ -----
Unit value, beginning of
 period/year............  $ 1.95 $ 1.87 $1.80 $1.77 $   6.76 $  5.39 $  4.52 $ 3.36 $3.32
                          ====== ====== ===== ===== ======== ======= ======= ====== =====
Unit value, end of
 period/year............  $ 1.99 $ 1.95 $1.87 $1.80 $   7.68 $  6.76 $  5.39 $ 4.52 $3.36
                          ====== ====== ===== ===== ======== ======= ======= ====== =====
Units outstanding, end
 of period/year.........   2,361  1,755   442    25  100,459  81,264  39,912  9,813   107
                          ====== ====== ===== ===== ======== ======= ======= ====== =====

                                             INVESTMENT COMPANY
                          ---------------------------------------------------------
                                EQUITY INDEX FUND                BOND FUND
                          ------------------------------ --------------------------
                           1998    1997    1996    1995   1998   1997   1996  1995
                          ------- ------- ------- ------ ------ ------ ------ -----
Unit value, beginning of
 period/year............  $  2.26 $  1.72 $  1.42 $ 1.25 $ 3.00 $ 2.75 $ 2.69 $2.36
                          ======= ======= ======= ====== ====== ====== ====== =====
Unit value, end of
 period/year............  $  2.63 $  2.26 $  1.72 $ 1.42 $ 3.10 $ 3.00 $ 2.75 $2.69
                          ======= ======= ======= ====== ====== ====== ====== =====
Units outstanding, end
 of period/year.........   98,808  71,579  26,794  4,449  8,867  7,204  3,239   507
                          ======= ======= ======= ====== ====== ====== ====== =====
                                             INVESTMENT COMPANY
                          ---------------------------------------------------------
                               SHORT-TERM BOND FUND          MID-TERM BOND FUND
                          ------------------------------ --------------------------
                           1998    1997    1996    1995   1998   1997   1996  1995
                          ------- ------- ------- ------ ------ ------ ------ -----
Unit value, beginning of
 period/year............  $  1.19 $  1.14 $  1.10 $ 1.08 $ 1.26 $ 1.19 $ 1.16 $1.11
                          ======= ======= ======= ====== ====== ====== ====== =====
Unit value, end of
 period/year............  $  1.22 $  1.19 $  1.14 $ 1.10 $ 1.29 $ 1.26 $ 1.19 $1.16
                          ======= ======= ======= ====== ====== ====== ====== =====
Units outstanding, end
 of period/year.........    1,924   1,530     908    302  1,758  1,374    460    28
                          ======= ======= ======= ====== ====== ====== ====== =====

                                                    INVESTMENT COMPANY
                          -----------------------------------------------------------------------
                                  COMPOSITE FUND                  AGGRESSIVE EQUITY FUND
                          ------------------------------ ----------------------------------------
                           1998    1997    1996    1995    1998     1997    1996    1995    1994
                          ------- ------- ------- ------ -------- -------- ------- ------- ------
Unit value, beginning of
 period/year............  $  4.36 $  3.75 $  3.39 $ 3.14 $   2.15 $   1.80 $  1.43 $  1.05 $ 1.03
                          ======= ======= ======= ====== ======== ======== ======= ======= ======
Unit value, end of
 period/year............  $  4.76 $  4.36 $  3.75 $ 3.39 $   2.17 $   2.15 $  1.80 $  1.43 $ 1.05
                          ======= ======= ======= ====== ======== ======== ======= ======= ======
Units outstanding, end
 of period/year.........   97,746  79,417  27,055  2,688  132,278  103,218  46,985  12,411    174
                          ======= ======= ======= ====== ======== ======== ======= ======= ======
                                                          SCUDDER
                          -----------------------------------------------------------------------
                                    BOND FUND                      CAPITAL GROWTH FUND
                          ------------------------------ ----------------------------------------
                           1998    1997    1996    1995    1998     1997    1996    1995    1994
                          ------- ------- ------- ------ -------- -------- ------- ------- ------
Unit value, beginning of
 period/year............  $ 12.37 $ 11.48 $ 11.30 $10.68 $  29.64 $  22.11 $ 18.64 $ 14.67 $14.50
                          ======= ======= ======= ====== ======== ======== ======= ======= ======
Unit value, end of
 period/year............  $ 12.72 $ 12.37 $ 11.48 $11.30 $  34.14 $  29.64 $ 22.11 $ 18.64 $14.67
                          ======= ======= ======= ====== ======== ======== ======= ======= ======
Units outstanding, end
 of period/year.........      464     340     120     35   17,074      970   5,067   2,011    737
                          ======= ======= ======= ====== ======== ======== ======= ======= ======

                                                           SCUDDER
                                              ----------------------------------
                                                      INTERNATIONAL FUND
                                              ----------------------------------
                                               1998   1997   1996   1995   1994
                                              ------ ------ ------ ------ ------
Unit value, beginning of period/year......... $14.46 $13.43 $11.85 $10.80 $10.66
                                              ====== ====== ====== ====== ======
Unit value, end of period/year............... $17.35 $14.46 $13.43 $11.85 $10.80
                                              ====== ====== ====== ====== ======
Units outstanding, end of period/year........  8,099  7,377  5,193    715     17
                                              ====== ====== ====== ====== ======

                                      XIV

                      AMERICAN LIFE SEPARATE ACCOUNT NO. 3
             NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

                               AMERICAN CENTURY                  CALVERT
                          --------------------------- -----------------------------
                                  VP CAPITAL                 SOCIAL BALANCED
                               APPRECIATION FUND                  FUND
                          --------------------------- -----------------------------
                           1998   1997   1996   1995   1998    1997    1996   1995
                          ------ ------ ------ ------ ------- ------- ------ ------
Unit value, beginning of
 period/year............  $11.04 $11.53 $12.18 $11.14 $  2.65 $  2.23 $ 2.01 $ 1.89
                          ====== ====== ====== ====== ======= ======= ====== ======
Unit value, end of
 period/year............  $11.08 $11.04 $11.53 $12.18 $  2.90 $  2.65 $ 2.23 $ 2.01
                          ====== ====== ====== ====== ======= ======= ====== ======
Units outstanding, end
 of period/year.........   8,415  7,282  5,921  4,409  12,722   9,760  2,364    115
                          ====== ====== ====== ====== ======= ======= ====== ======
                                                  FIDELITY
                          ---------------------------------------------------------
                                      VIP                        VIP II
                                 EQUITY-INCOME                   CONTRA
                                     FUND                         FUND
                          --------------------------- -----------------------------
                           1998   1997   1996   1995   1998    1997    1996   1995
                          ------ ------ ------ ------ ------- ------- ------ ------
Unit value, beginning of
 period/year............  $27.77 $21.93 $19.43 $17.68 $ 20.36 $ 16.59 $13.85 $12.41
                          ====== ====== ====== ====== ======= ======= ====== ======
Unit value, end of
 period/year............  $30.52 $27.77 $21.93 $19.43 $ 23.63 $ 20.36 $16.59 $13.85
                          ====== ====== ====== ====== ======= ======= ====== ======
Units outstanding, end
 of period/year.........   6,940  5,533  2,393    449  13,537  11,560  6,672    756
                          ====== ====== ====== ====== ======= ======= ====== ======

                                                             FIDELITY
                                                    ---------------------------
                                                              VIP II
                                                           ASSET MANAGER
                                                               FUND
                                                    ---------------------------
                                                     1998   1997   1996   1995
                                                    ------ ------ ------ ------
Unit value, beginning of period/year............... $21.14 $17.72 $15.66 $14.87
                                                    ====== ====== ====== ======
Unit value, end of period/year..................... $22.97 $21.14 $17.72 $15.66
                                                    ====== ====== ====== ======
Units outstanding, end of period/year..............  5,755  4,742  2,639  1,178
                                                    ====== ====== ====== ======

                                       XV

                THE AMERICAN LIFE INSURANCE COMPANY OF NEW YORK

           320 Park Avenue New York, New York 10022-6839 212-224-1700



            A subsidiary of Mutual of America Life Insurance Company
   Mutual of America Life Insurance Company is a Registered Broker-Dealer and distributes the variable products of The American Life Insurance Company of New
                                      York